Expense Example, No Redemption {- Franklin U.S. Government Securities Fund} - Franklin Custodian Funds-31 - Franklin U.S. Government Securities Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 131
3 Years	411
5 Years	712
10 Years	$ 1,568